Share-Based Payments - Movement in Share Options (Details)		12 Months Ended
	Sep. 07, 2017 shares £ / shares	Jun. 30, 2021 shares £ / shares	Jun. 30, 2020 shares £ / shares	Jun. 30, 2019 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		20,845	31,505	125,545
Options granted during the year (in shares)		0	0	0
Options exercised during the year (in shares)		15,000	10,660	94,040
Options forfeited during the year (in shares)		0	0	0
Options outstanding, ending balance (in shares)		5,845	20,845	31,505
Weighted average exercise price (in gbp per share) | £ / shares		£ 0.90	£ 0.43	£ 0.59
Weighted average remaining contractual life		3 years	5 years	5 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		167,611	715,548	3,440,465
Options granted during the year (in shares)		0	0	0
Options exercised during the year (in shares)		133,536	67,937	2,724,917
Options forfeited during the year (in shares)		0	480,000	0
Options outstanding, ending balance (in shares)		34,075	167,611	715,548
Weighted average exercise price (in gbp per share) | £ / shares		£ 0	£ 0	£ 0
Weighted average remaining contractual life		15 years	17 years	17 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		781,022	1,128,699	1,277,700
Options granted during the year (in shares)		0	0	0
Options exercised during the year (in shares)		568,196	309,952	72,601
Options forfeited during the year (in shares)		9,500	37,725	76,400
Options outstanding, ending balance (in shares)		203,326	781,022	1,128,699
Weighted average exercise price (in gbp per share) | £ / shares		£ 0	£ 0	£ 0
Weighted average remaining contractual life		4 years	5 years	6 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		1,104,267	784,844	0
Options granted during the year (in shares)		726,094	710,673	875,044
Options exercised during the year (in shares)		359,815	236,046	46,000
Options forfeited during the year (in shares)		63,669	155,204	44,200
Options outstanding, ending balance (in shares)		1,406,877	1,104,267	784,844
Weighted average exercise price (in gbp per share) | £ / shares		£ 0	£ 0	£ 0
Weighted average remaining contractual life		3 years	3 years	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		759,207	560,169	0
Options granted during the year (in shares)		423,272	267,834	594,028
Options exercised during the year (in shares)		1,550	4,421	0
Options forfeited during the year (in shares)		60,976	64,375	33,859
Options outstanding, ending balance (in shares)		1,119,953	759,207	560,169
Weighted average exercise price (in gbp per share) | £ / shares		£ 25.59	£ 22.12	£ 19.59
Weighted average remaining contractual life		1 year	2 years	2 years
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		117,116	243,235	360,345
Options granted during the year (in shares)		0	0	0
Options exercised during the year (in shares)		117,110	123,426	117,110
Options forfeited during the year (in shares)		6	2,693	0
Options outstanding, ending balance (in shares)		0	117,116	243,235
Weighted average exercise price (in gbp per share) | £ / shares		£ 0	£ 0	£ 0
Weighted average remaining contractual life		0 years	1 year	2 years
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)		0	0	10,000
Options granted during the year (in shares)	10,000	0	0	0
Options exercised during the year (in shares)		0	0	10,000
Options forfeited during the year (in shares)		0	0	0
Options outstanding, ending balance (in shares)		0	0	0
Weighted average exercise price (in gbp per share) | £ / shares	£ 4.58	£ 0	£ 0	£ 0
Weighted average remaining contractual life		0 years	0 years	0 years